Finance income and expenses	12 Months Ended
Dec. 31, 2019
Finance income and expenses
Finance income and expenses

Note 17 – Finance income and expenses

Finance income and expenses for the periods ended December 31, 2019 and 2018 were as follows:

	2019	2018
Finance income
Interest	$3.5	$3.1
	$3.5	$3.1
Finance expenses
Interest	$7.4	$1.5
Standby charges	2.1	2.1
Amortization of debt issue costs	0.9	1.0
Accretion of lease liabilities	0.2	—
	$10.6	$4.6